UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2008
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Cedar Creek Management, LLC
Address:  	47 Maple Street
                The Atrium - Suite 303
                Summit, NJ 07901

Form 13F File Number:   028-12702
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Terrence G. O'Connor
Title:    Managing Member
Phone:    (908) 608-0828

Signature, Place, and Date of Signing:

 /S/ Terrence G. O'Connor                   Summit, NJ                2/13/09
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:            25
                                          -----------------
Form 13F Information Table Value Total:   $    100,299
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 12/31/08

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              005125109     1757   216659 SH       SOLE                   216659        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101     1563   100000 SH       SOLE                   100000        0        0
AMBASSADORS GROUP INC          COM              023177108     1443   156806 SH       SOLE                   156806        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     7868   200000 SH       SOLE                   200000        0        0
BERKSHIRE HATHAWAY INC CL A    COM              084670108     2898       30 SH       SOLE                       30        0        0
COMCAST CORP NEW CL A          COM              20030N101     8018   475000 SH       SOLE                   475000        0        0
CORPORATE EXECUTIVE BRD CO     COM              21988R102     3861   175000 SH       SOLE                   175000        0        0
DST SYS INC DEL                COM              233326107     6077   160000 SH       SOLE                   160000        0        0
DIAMONDS TRUST                 ETF              252787106    11815   135000 SH       SOLE                   135000        0        0
ENSTAR GROUP LIMITED SHS       COM              G3075P101     2260    38212 SH       SOLE                    38212        0        0
FASTENAL CO                    COM              311900104     4356   125000 SH       SOLE                   125000        0        0
HOME DEPOT INC                 COM              437076102      222     9632 SH       SOLE                     9632        0        0
JOHNSON & JOHNSON              COM              478160104     6581   110000 SH       SOLE                   110000        0        0
KAPSTONE PAPER & PACKAGING C   COM              48562P103      210    88333 SH       SOLE                    88333        0        0
LEAPFROG ENTERPRISES INC CL A  COM              52186N106     1313   375000 SH       SOLE                   375000        0        0
LEGG MASON INC                 COM              524901105     2994   136631 SH       SOLE                   136631        0        0
LOWES COS INC                  COM              548661107     3909   181642 SH       SOLE                   181642        0        0
MARTIN MARIETTA MATLS INC      COM              573284106     6310    65000 SH       SOLE                    65000        0        0
NYSE EURONEXT                  COM              629491101     2869   104800 SH       SOLE                   104800        0        0
REIS INC                       COM              75936P105      176    35297 SH       SOLE                    35297        0        0
STURM RUGER & CO INC           COM              864159108     4920   824181 SH       SOLE                   824181        0        0
TIME WARNER INC                COM              887317105     5030   500000 SH       SOLE                   500000        0        0
UNITED STATES OIL FUND LP      ETF              91232N108     3310   100000 SH       SOLE                   100000        0        0
VIACOM INC CLASS B             COM              92553P201     3812   200000 SH       SOLE                   200000        0        0
WAL MART STORES INC            COM              931142103     6727   120000 SH       SOLE                   120000        0        0

